Document and Entity Information	Oct. 02, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001043000
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 02, 2026
Entity Registrant Name	Sonida Senior Living, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-13445
Entity Tax Identification Number	75-2678809
Entity Address, Address Line One	14755 Preston Road
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(972)
Local Phone Number	770-5600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SNDA
Security Exchange Name	NYSE